Financial risk management - Summary of Financial Liabilities Subject to Offsetting (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognized financial liabilities	S/ 222,305	S/ 154,116
Net amounts of financial liabilities presented in the consolidated statements of financial position	222,305	154,116
Financial instruments (including non-cash collateral)	(134,103)	(41)
Cash collateral pledged	(57,816)	(92,456)
Net amount	30,386	61,619
Financial investments, Derivatives receivable [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognized financial liabilities	222,305	154,116
Net amounts of financial liabilities presented in the consolidated statements of financial position	222,305	154,116
Financial instruments (including non-cash collateral)	(134,103)	(41)
Cash collateral pledged	(57,816)	(92,456)
Net amount	S/ 30,386	S/ 61,619